FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Debt to asset ratio	58.67	60.11
Foreign currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	5.00%	5.00%
Percentage of reasonably possible decrease in assumption	5.00%	5.00%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ 47.0	¥ 29.0
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	¥ 47.0	¥ 29.0
Interest rate risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	1.00%	1.00%
Percentage of reasonably possible decrease in assumption		1.00%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ 233.0	¥ 277.0
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	¥ 233.0	¥ 277.0